Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Derivative Instruments And Hedges [Abstract]
Fair Value of Asset/Liability Derivative Financial Instruments Table
(Expressed in thousands of United States Dollars, unless otherwise stated) Fair value of Asset/Liability Derivative Financial Instruments
	December 31, 2011	June 30, 2012

Freight Option Contracts- not designated as hedging instrument	167	15
Derivative financial instruments- Current Assets	$167	$15

Interest rate swaps-not designated as hedging instrument	18,815	19,433
Interest rate swaps- designated as hedging instrument	638	364
Derivative financial instruments- Current Liabilities	$19,453	$19,797

Interest rate swaps-not designated as hedging instrument	23,919	17,850
Interest rate swaps- designated as hedging instrument	2,597	1,859
Derivative financial instruments- Non Current Liabilities	$26,516	$19,709

Loss of Derivatives Recognized in OCI (Effective Portion)
(Expressed in thousands of United States Dollars, unless otherwise stated) Loss of Derivatives Recognized in OCI (Effective Portion)
	Six months ended June 30,
	2011	2012
Designated as hedging instruments
Unrealized interest rate swap losses	$(1,859)	$(632)
Reclassification adjustments to loss included in the Statement of Operations	359	490
Other Comprehensive Loss	$(1,500)	$(142)

Loss of Derivatives Recognized in Statements of Operations
(Expressed in thousands of United States Dollars, unless otherwise stated)	Six- months ended June 30,
	2011	2012
Interest Rate Swaps loss	(7,010)	(3,411)
Freight Option Contracts gain (loss)	964	(152)
Foreign Currency Contracts gain	395	-
Losses on derivative financial instruments	$(5,651)	$(3,563)